Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 29, 2012
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Global Frontier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to obtain superior long-term returns on capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 43 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 107 of the Fund's statement
		of additional information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 109%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.
Although your actual costs may be higher or lower, based on these assumptions,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal investments

In order to achieve the Fund's investment objective, the Advisor employs an enhancement to its global securities (allocation) strategy ("Global Securities
(Allocation) Strategy"). The Advisor's Global Securities (Allocation) Strategy
seeks to provide exposure to the major asset classes of the global markets and is currently utilized by other funds and products managed by the Advisor, including the UBS Global Allocation Fund, a series of the Trust, and the UBS
Global Securities Relationship Fund, a series of UBS Relationship Funds (the
"GSR Fund"). The Advisor enhances its Global Securities (Allocation) Strategy with respect to the Fund by increasing the Fund's exposure to the global markets through the use of leverage to achieve higher returns than the Global Securities
(Allocation) Strategy typically with equity-like risk. However, when warranted by market conditions, the Advisor attempts to limit the Fund's equity risk through active asset allocation.

The Fund principally invests directly or indirectly in equity and fixed income securities and other financial instruments to gain exposure to issuers located within and outside the United States. In connection with its Global Securities
(Allocation) Strategy, under normal circumstances, the Advisor allocates the exposure of the Fund's assets between fixed income securities and equity securities, including securities of issuers in both developed (including the
United States) and emerging markets countries. The Fund may invest directly in such securities and financial instruments and/or indirectly in such investments by investing in shares of open-end investment companies ("Underlying
Funds"), including open-end investment companies advised by the Advisor. In addition, the Fund increases its exposure to the global markets through the use of leverage. Leverage by the Fund generally is achieved by entering into total return swap agreements with respect to the return of the GSR Fund.
Alternatively, the Fund may achieve leverage by engaging in futures contracts with respect to securities or indices.

Investments by the Fund or an Underlying Fund in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. These securities will have an initial maturity of more than one year and may be either investment grade or high yield (lower-rated or "junk bonds")
securities. Investments by the Fund or an Underlying Fund in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest in equity securities of issuers in any capitalization range based on market conditions and in accordance with its investment objective.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include futures, forward agreements, swap agreements (specifically, total return and inflation swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency (except with respect to equity participation notes and equity linked notes), or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Futures on indices and forward agreements may also be used to adjust the Fund's portfolio duration.

In particular, the Fund may seek to increase its exposure to the global markets through the use of leverage by investing in total return swap agreements with respect to the return of the GSR Fund. As an alternative to investing in total return swap agreements based on the return of the GSR Fund, the Fund may also leverage by borrowing from banks to the extent permitted by the Investment Company
Act of 1940, as amended (the "1940 Act"), to invest additional assets in the global markets by investing the borrowed assets in the GSR Fund. The use of leverage by the Fund through total return swaps, futures contracts or borrowing is permitted to range between 0% to 50% of the Fund's total assets (including amounts borrowed), but typically ranges between 25% to 40% of the Fund's total assets
(including amounts borrowed).

Management process

The Fund is a multi-asset fund managed in accordance with the Advisor's Global
Securities (Allocation) Strategy. Asset allocation decisions are tactical, based upon the Advisor's assessment of valuations and prevailing market conditions in the United States and abroad. In determining the asset allocation of the Fund, the Advisor may utilize fundamental valuation and market behavior indicators to construct the Fund's portfolio.

With respect to the Advisor's selection of specific equity securities for inclusion in the Fund's or an Underlying Fund's equity asset classes, the
Advisor may utilize fundamental valuation and growth-oriented strategies.

In selecting equity securities for the Fund or an Underlying Fund using the fundamental valuation process, the Advisor selects securities whose fundamental values (the Advisor's assessment of what a security is worth) it believes are greater than what is reflected in market prices. A stock with a market price below its assessed fundamental value would be considered for inclusion in the
Fund's or an Underlying Fund's portfolio.

Under certain circumstances the Advisor also may utilize a growth-oriented strategy within its equity asset classes. In selecting growth equities, the
Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, security durations, credit qualities and coupon segments, as well as specific circumstances facing the issuers of fixed income securities.

The Fund's and the Underlying Funds' risks are carefully monitored with consideration given to the risk generated by individual position, sector, country and currency views.

The Advisor enhances its Global Securities (Allocation) Strategy with respect to the Fund by increasing the Fund's exposure to the global markets through the use of leverage. The Advisor's employment of leverage mechanisms with respect to the
Fund's portfolio is based on the belief that, in conventional portfolio management, increasing a portfolio's long-term expected return entails adding riskier equity-like assets and reducing the allocation to lower-risk fixed income investments. The Advisor seeks to step beyond this framework to provide higher risk-adjusted returns than the Global Securities (Allocation) Strategy by employing leverage through investing in total return swaps based on the return of the GSR Fund, engaging in futures contracts with respect to securities or indices, or borrowing from banks to the extent permitted by the 1940 Act to purchase additional shares of the GSR Fund to increase the Fund's risk and
		return in an efficient manner.
Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the
Fund.

Investing in other funds risks: The Fund's investment performance is affected by the investment performance of the Underlying Funds in which the Fund may invest.
Through its investment in the Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments and subject to the Underlying Funds'
expenses.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB
(Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc.
("Moody's")) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Asset allocation risk: The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.
These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Leverage risk associated with borrowing: The Fund may borrow money from banks to purchase investments for the Fund, which is a form of leverage. If the Fund borrows money to purchase securities and the Fund's investments decrease in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Management risk: The risk that the investment strategies, techniques and risk
		analyses employed by the Advisor may not produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The GSMI Mutual Fund Index shows how the Fund's performance compares to an index compiled by the Advisor that is constructed as follows: 65%
MSCI All Country World Index (net), 15% Citigroup World Government Bond ex US
Index, 15% Citigroup US Government Bond Index, 2% J.P. Morgan Emerging Markets Bond
Index Global (EMBI Global) and 3% BofA Merrill Lynch US High Yield Cash Pay
Constrained Index. Life of class performance for the MSCI World Free Index (net)
and the GSMI Mutual Fund Index is as of the inception month end. Indices reflect no deduction for fees, expenses or taxes, except for the MSCI World Free Index (net)
which reflects no deduction for fees and expenses. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at
http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for
		other classes will vary from the Class Y shares' after-tax returns shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://globalam-us.ubs.com/corpweb/performance.do
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	UBS Global Frontier Fund Annual Total Returns of Class Y Shares (2008 is the Fund's first full year of operations)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2012: 12.67% Best quarter during calendar years shown-2Q 2009: 33.02% Worst quarter during calendar years shown-4Q 2008: (29.77)%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction for fees, expenses or taxes, except for the MSCI World Free Index (net) which reflects no deduction for fees and expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2011)
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | GSMI Mutual Fund Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	GSMI Mutual Fund Index
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | MSCI World Free ex USA Index (net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Free Index (net)
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%	[2]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.52%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,069
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,574
Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(15.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2007
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%	[2]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.27%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	330
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	783
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,937
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	783
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,363
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,937
Label	rr_AverageAnnualReturnLabel	Class C Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(11.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2007
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%	[2]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.27%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	853
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Annual Return 2008	rr_AnnualReturn2008	(48.40%)
Annual Return 2009	rr_AnnualReturn2009	47.99%
Annual Return 2010	rr_AnnualReturn2010	15.92%
Annual Return 2011	rr_AnnualReturn2011	(10.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - September 30, 2012:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown-2Q 2009:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown-4Q 2008:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.77%)
Label	rr_AverageAnnualReturnLabel	Class Y Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2007
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(11.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2007
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	(6.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2007

[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
[2]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
[3]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short), through the period ending October 28, 2013, do not exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, the UBS Global AM (Americas)'s three year recoupment rights will survive.